PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
Columbia
Contrarian Core Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 11.5%
9,611
Alphabet, Inc. - Class A
$ 1,593,984
2.0
9,208  Alphabet, Inc. - Class
C
1,539,486
2.0
4,306  Meta Platforms, Inc.
- Class A
2,464,927
3.1
13,485
(1)
Pinterest, Inc. - Class A
436,509
0.6
7,855
(1)
Take-Two Interactive
Software, Inc.
1,207,392
1.5
5,212
T-Mobile US, Inc.
1,075,548
1.4
7,353
Walt Disney Co.
707,285
0.9
9,025,131
11.5
Consumer Discretionary : 8.2%
19,223
(1)
Amazon.com, Inc.
3,581,822
4.5
19,751
eBay, Inc.
1,285,988
1.6
12,791
Tapestry, Inc.
600,921
0.8
3,804
(1)
Tesla, Inc.
995,240
1.3
6,463,971
8.2
Consumer Staples : 6.1%
47,058
(1)
Coty, Inc. - Class A
441,875
0.6
3,949  Estee Lauder Cos.,
Inc. - Class A
393,676
0.5
12,888  Mondelez International,
Inc. - Class A
949,459
1.2
7,118
Procter & Gamble Co.
1,232,837
1.6
10,079
Sysco Corp.
786,767
1.0
11,963
Walmart, Inc.
966,012
1.2
4,770,626
6.1
Energy : 3.2%
17,705  Canadian Natural
Resources Ltd.
587,983
0.7
8,326
Chevron Corp.
1,226,170
1.6
5,705
EOG Resources, Inc.
701,316
0.9
2,515,469
3.2
Financials : 9.9%
2,329
American Express Co.
631,625
0.8
2,772
Aon PLC - Class A
959,084
1.2
18,076
Bank of America Corp.
717,256
0.9
1,370
BlackRock, Inc.
1,300,829
1.6
10,534
(1)
Block, Inc.
707,147
0.9
12,207
Charles Schwab Corp.
791,136
1.0
6,677  JPMorgan Chase &
Co.
1,407,912
1.8
1,301
S&P Global, Inc.
672,122
0.9
11,116
Wells Fargo & Co.
627,943
0.8
7,815,054
9.9
Health Care : 12.4%
5,870
Abbott Laboratories
669,239
0.8
6,898
AbbVie, Inc.
1,362,217
1.7
2,449
(1)
Biogen, Inc.
474,714
0.6
5,547
(1)
BioMarin
Pharmaceutical, Inc.
389,899
0.5
9,476
(1)
Boston Scientific Corp.
794,089
1.0
2,309
Bruker Corp.
159,459
0.2
2,592
Elevance Health, Inc.
1,347,840
1.7
1,345
Eli Lilly & Co.
1,191,589
1.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,044
(1)
Illumina, Inc.
$ 527,378
0.7
2,185
(1)
IQVIA Holdings, Inc.
517,779
0.7
26,570
Pfizer, Inc.
768,936
1.0
1,791  Thermo Fisher
Scientific, Inc.
1,107,859
1.4
1,021
(1)
Vertex
Pharmaceuticals, Inc.
474,847
0.6
9,785,845
12.4
Industrials : 8.0%
1,091
(1)
Boeing Co.
165,876
0.2
551
(1)
GE Vernova, Inc.
140,494
0.2
1,981
General Electric Co.
373,577
0.5
5,910  Honeywell
International, Inc.
1,221,656
1.6
2,104  L3Harris Technologies,
Inc.
500,479
0.6
359
Parker-Hannifin Corp.
226,823
0.3
10,390  Raytheon Technologies
Corp.
1,258,852
1.6
10,465
(1)
Uber Technologies,
Inc.
786,549
1.0
3,206
Union Pacific Corp.
790,215
1.0
4,655
(1)
United Airlines
Holdings, Inc.
265,614
0.3
4,070  United Parcel Service,
Inc. - Class B
554,904
0.7
6,285,039
8.0
Information Technology : 32.5%
1,601  Accenture PLC - Class
A
565,921
0.7
1,255
(1)
Adobe, Inc.
649,814
0.8
3,040
(1)
Advanced Micro
Devices, Inc.
498,803
0.6
21,449
Apple, Inc.
4,997,617
6.4
3,076
(1)
Autodesk, Inc.
847,377
1.1
4,429
Entegris, Inc.
498,395
0.6
3,503  International Business
Machines Corp.
774,443
1.0
1,334
Intuit, Inc.
828,414
1.1
1,117
Lam Research Corp.
911,561
1.2
5,363  Marvell Technology,
Inc.
386,780
0.5
2,256  Mastercard, Inc.
- Class A
1,114,013
1.4
12,860
Microsoft Corp.
5,533,658
7.0
42,839
NVIDIA Corp.
5,202,368
6.6
9,147
(1)
ON Semiconductor
Corp.
664,164
0.8
1,651
(1)
Palo Alto Networks,
Inc.
564,312
0.7
1,961
Qualcomm, Inc.
333,468
0.4
4,469
Visa, Inc. - Class A
1,228,752
1.6
25,599,860
32.5
Materials : 3.0%
1,070
Avery Dennison Corp.
236,213
0.3
23,174
Newmont Corp.
1,238,650
1.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
Columbia
Contrarian Core Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
2,300
Sherwin-Williams Co.
$ 877,841
1.1
2,352,704
3.0
Real Estate : 1.3%
4,401
American Tower Corp.
1,023,497
1.3
Software and Services : 0.7%
3,708
TE Connectivity PLC
559,871
0.7
Utilities : 1.9%
5,591
DTE Energy Co.
717,940
0.9
9,182  Public Service
Enterprise Group, Inc.
819,126
1.0
1,537,066
1.9
Total Common Stock
(Cost $56,544,109)
77,734,133
98.7
OTHER
(2)
: 0.0%
Materials : 0.0%
649,000
(3)(4)
SINO Forest Corp.
—
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $56,544,109)
77,734,133
98.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Mutual Funds : 1.3%
1,046,990
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,046,990) $ 1,046,990 1.3
Total Short-Term
Investments
(Cost $1,046,990)
1,046,990
1.3
Total Investments in
Securities
(Cost $57,591,099) $ 78,781,123 100.0
Liabilities in Excess
of Other Assets (3,190) 0.0
Net Assets $ 78,777,933 100.0
(1)
Non-income producing security.
(2)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
VY
®
Columbia
Contrarian Core Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 77,734,133 $ — $ — $ 77,734,133
Short-Term Investments 1,046,990 — — 1,046,990
Total Investments, at fair value $ 78,781,123 $ — $ — $ 78,781,123
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At September 30, 2024, VY
®
Columbia Contrarian Core Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
SINO Forest Corp. 3/1/2013 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 21,438,538
Gross Unrealized Depreciation (248,513)
Net Unrealized Appreciation $ 21,190,025